Subsequent events - Additional information (Details) - Share transaction - Subsequent Event [Member]		1 Months Ended
	Jul. 20, 2021 $ / shares shares	Aug. 11, 2021 $ / shares	Aug. 11, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares	118,497		390,000
Share issued price | (per share)	$ 3.63	$ 4
Gross proceeds from exercise of options | $			$ 1,560,000